ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS	DECEMBER 31, 2025 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)

SUB-FUNDS – 95.7%

Credit/Distressed – 24.2%

(Cost $91,436,000)

Arini Credit U.S. Fund LP	$19,912,000

ByBrook Capital Fund Limited	20,954,000

Diameter Onshore Fund LP	21,267,000

FourSixThree Domestic Fund, LLC	22,686,000

Nut Tree Onshore Fund, LP	20,757,000

Tresidor Europe Credit Fund LP	21,700,000

127,276,000

Global Macro – 10.5%

(Cost $38,928,000)

Broad Reach (U.S.) Fund LP	28,230,000

Gemsstock Fund LP	27,130,000

55,360,000

Multi-Strategy – 3.6%

(Cost $19,000,000)

Arini Diversified Alpha Us Fund Lp	18,984,000

Non-U.S. Equity Hedge – 3.5%

(Cost $8,262,000)

Anatole Partners LTD.*	858,000

TIG Zebedee Core Fund Limited	17,622,000

18,480,000

Non-U.S. Equity Long/Short – 6.3%

(Cost $31,348,000)

AKO Partners L.P.	16,233,000

Lancaster European LS Equity Limited	16,954,000

33,187,000

Opportunistic – 1.5%

(Cost $5,929,000)

FourWorld Special Opportunities Fund, LLC*	7,845,000

Relative Value Multi-Strategy – 15.3%

(Cost $56,493,000)

Acasta Global Fund LP	20,768,000

Frere Hall Fund	17,516,000

Opti Opportunity Fund, LP	21,106,000

TPG AG MVP, L.P.	21,053,000

80,443,000

Sector Equity Long/Short – 2.5%

(Cost $9,600,000)

Yaupon Enhanced Fund LP	13,203,000

		VALUE (ROUNDED TO THOUSANDS)

SUB-FUNDS – 95.7% continued

Special Situations – 15.8%

(Cost $60,172,000)

140 Summer Partners Onshore LP		$21,876,000

Pentwater Merger Arbitrage Fund LLC		22,780,000

Tcim Fund Lp		19,416,000

Thebes Partners, Lp		19,108,000

		83,180,000

U.S. Equity Long/Short – 12.5%

(Cost $61,202,000)

Callodine Capital Fund LP		15,873,000

Eminence Alpha Extension, LP		16,583,000

Manchester Global Fund LP		17,721,000

Palestra Capital Partners, LP		15,349,000

		65,526,000

Total Investments In Sub-Funds

(Cost $382,370,000)		$503,484,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)

CASH EQUIVALENT – 0.1%

Goldman Sachs Financial Square Government Fund Institutional Shares 0.00%	363,234	$363,000

Total Cash Equivalent
(Cost $363,000)		$363,000

TOTAL INVESTMENTS – 95.8%
(Cost $382,733,000)		$503,847,000

Other Assets less Liabilities – 4.2%		22,208,000
NET ASSETS - 100.0%		$526,055,000

*

During the current period, a portion or all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 0.00% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

See Notes to the Quarterly Report.

QUARTERLY REPORT 1 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued	DECEMBER 31, 2025 (UNAUDITED)

At December 31, 2025, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE

Credit/Distressed	24.2%

Global Macro	10.5

Multi-Strategy	3.6

Non-U.S. Equity Hedge	3.5

Non-U.S. Equity Long/Short	6.3

Opportunistic	1.5

Relative Value Multi-Strategy	15.3

Sector Equity Long/Short	2.5

Special Situations	15.8

U.S. Equity Long/Short	12.5

Cash Equivalent and Other Assets less Liabilities	4.3

Total	100.0%

At December 31, 2025, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE

Cayman Islands – 17.1%	$77,230,000	$90,137,000

United Kingdom – 3.4%	17,000,000	17,721,000

United States – 75.2%	288,140,000	395,626,000

Total	$382,370,000	$503,484,000

INVESTMENT VALUATION The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Goldman Sachs Financial Square Government Fund, an open-end investment company, is valued at its net asset value and is classified as Level 1 in the fair value hierarchy under Accounting Standard Codification 820, Fair Value Measurement.

All other Sub-Funds were valued at fair value, considering the net asset value per share (or its equivalent) provided to the Fund by the Sub-Fund as a practical expedient for fair value, and have not been classified in the fair value hierarchy. See Notes to the Quarterly Report for further risk and liquidity information of the Fund’s underlying investments by major category.

See Notes to the Quarterly Report.

ALPHA CORE STRATEGIES FUND 2 QUARTERLY REPORT

ALPHA CORE STRATEGIES FUND

NOTES TO THE QUARTERLY REPORT	DECEMBER 31, 2025 (UNAUDITED)

1. RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD

Credit/Distressed	$127	$—	Not Eligible, Quarterly	65-90 Days

Global Macro	55	—	Monthly, Quarterly	30-90 Days

Multi-Strategy	19	—	Quarterly	90 Days

Non-U.S. Equity Hedge	18	—	Not Eligible, Monthly	30-90 Days

Non-U.S. Equity Long/Short	33	—	Monthly, Quarterly	30-90 Days

Opportunistic	8	—	Not Eligible, Monthly	30 Days

Relative Value Multi-Strategy	80	—	Not Eligible, Monthly, Quarterly	30-90 Days

Sector Equity Long/Short	13	—	Quarterly	60 Days

Special Situations	83	—	Monthly, Quarterly	60-92 Days

U.S. Equity Long/Short	66	—	Quarterly	60 Days

	$502	$—

2.	SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

QUARTERLY REPORT 3 ALPHA CORE STRATEGIES FUND